Consolidated Quarterly Holdings Report
for
Fidelity® SAI Managed Futures Fund
October 31, 2025

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SFF-NPRT3-1225
1.9918620.100
Domestic Equity Funds - 5.0%
	Shares	Value ($)
iShares Core S&P 500 ETF (Cost $5,681,333)	9,000	6,167,069

U.S. Treasury Obligations - 85.6%
	Yield (%) (b)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 12/23/2025 (c)(d)(e) (Cost $104,710,917)	3.90	105,300,000	104,732,945

Money Market Funds - 9.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f) (Cost $12,043,696)	4.18	12,041,287	12,043,696

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $122,435,946)	122,943,710
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(515,449)
NET ASSETS - 100.0%	122,428,261

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Commodity Contracts
CBOT Soybean Oil Contracts (United States)	16	3/13/2026	476,352	(17,615)	(17,615)
CBOT Soybeans Contracts (United States)	9	1/14/2026	501,863	35,988	35,988
CEC Copper Contracts (United States)	4	3/27/2026	515,700	(9,410)	(9,410)
CEC Gold Bullion Contracts (United States)	2	12/29/2025	799,300	102,115	102,115
CEC Silver Bullion Contracts (United States)	1	12/29/2025	240,800	46,612	46,612
CME Lean Hogs Contracts (United States)	299	4/15/2026	10,312,510	(515,998)	(515,998)
CME Live Cattle Contracts (United States)	18	12/31/2025	1,653,660	11,775	11,775
CME Live Cattle Contracts (United States)	12	4/30/2026	1,088,280	(83,060)	(83,060)
ICE Brent Crude Oil Contracts (United Kingdom)	17	11/28/2025	1,101,090	(22,165)	(22,165)
ICE Coffee C Contracts (United States)	5	3/19/2026	697,969	(3,109)	(3,109)
ICE Cotton No 2 Contracts (United States)	251	3/9/2026	8,374,615	(167,387)	(167,387)
ICE Gas Oil Contracts (United Kingdom)	19	1/12/2026	1,296,750	61,666	61,666
ICE Gas Oil Contracts (United Kingdom)	18	3/12/2026	1,194,300	19,330	19,330
LME Aluminum Contracts (United Kingdom)	43	11/17/2025	3,094,420	249,055	249,055
LME Lead Contracts (United Kingdom)	37	11/17/2025	1,850,722	7,026	7,026
LME Nickel Contracts (United Kingdom)	12	11/17/2025	1,084,476	(17,478)	(17,478)
LME Zinc Contracts (United Kingdom)	31	11/17/2025	2,421,860	171,167	171,167
London Metal Exchange Aluminum Contracts (United Kingdom)	47	1/19/2026	3,391,544	110,780	110,780
London Metal Exchange Lead Contracts (United Kingdom)	18	1/19/2026	906,903	(3,481)	(3,481)
London Metal Exchange Nickel Contracts (United Kingdom)	9	1/19/2026	821,094	(5,991)	(5,991)
London Metal Exchange Zinc Contracts (United Kingdom)	34	1/19/2026	2,606,874	18,699	18,699
NYMEX Gasoline RBOB Contracts (United States)	4	2/27/2026	315,420	3,888	3,888
NYMEX Heating Oil Contracts (United States)	12	12/31/2025	1,194,782	66,545	66,545
NYMEX Heating Oil Contracts (United States)	12	2/27/2026	1,163,635	27,665	27,665
NYMEX Natural Gas Contracts (United States)	2	12/29/2025	87,380	(225)	(225)
NYMEX Palladium Bullion Contracts (United States)	4	12/29/2025	582,040	110,770	110,770
NYMEX Platinum Bullion Contracts (United States)	11	1/28/2026	866,470	95,727	95,727
NYMEX WTI Crude Contracts (United States)	11	12/19/2025	666,600	7,733	7,733

TOTAL COMMODITY CONTRACTS					300,622

Equity Contracts
ASX 24 S&P/ASX 200 Index Contracts (Australia)	20	12/18/2025	2,909,018	(2,666)	(2,666)
CBOT E-Mini Dow Jones Industrial Average Index Contracts (United States)	9	12/19/2025	2,147,490	48,928	48,928
CME E-Mini Nasdaq 100 Index Contracts (United States)	2	12/19/2025	1,040,160	58,054	58,054
CME E-Mini Russell 2000 Index Contracts (United States)	13	12/19/2025	1,618,435	33,459	33,459
CME E-Mini S&P 500 Index Contracts (United States)	3	12/19/2025	1,031,100	31,161	31,161
CME E-Mini S&P MidCap 400 Index Contracts (United States)	5	12/19/2025	1,628,850	(15,040)	(15,040)
Eurex DAX Contracts (Germany)	2	12/19/2025	1,385,140	11,307	11,307
Eurex Euro STOXX 50 Contracts (Germany)	39	12/19/2025	2,548,405	118,211	118,211
Eurex SMI Contracts (Germany)	27	12/19/2025	4,103,262	48,826	48,826
Euronext Paris Monep Cac Index - France Contracts (France)	28	11/21/2025	2,624,538	5,292	5,292
FTSE/JSE Top 40 Index Contracts (South Africa)	16	12/18/2025	949,129	8,083	8,083
Hong Kong Futures Exchange Ltd. Hang Seng Hk Indices Contracts (Hong Kong)	21	11/27/2025	1,240,318	(36,541)	(36,541)
Hong Kong Futures Exchange Ltd. Hang Seng Hk Indices Contracts (Hong Kong)	10	11/27/2025	1,666,999	(38,735)	(38,735)
ICE Financial Times 100 Index Contracts (United Kingdom)	20	12/19/2025	2,560,664	125,413	125,413
ICE MSCI EAFE Index Contracts (United States)	14	12/19/2025	1,964,970	15,995	15,995
ICE MSCI Emerging Markets Index Contracts (United States)	16	12/19/2025	1,126,080	45,708	45,708
IDEM FTSE MIB Index Contracts (Italy)	16	12/19/2025	3,952,022	98,431	98,431
KRX KOSPI 200 Index Contracts (South Korea)	23	12/11/2025	2,338,002	587,341	587,341
Meff Exchange (Sociedad Rectora Del Mercado DE Productos Derivados) Ibex 35 Index (Spain) Contracts (Spain)	18	11/21/2025	3,319,922	87,048	87,048
Nasdaq Stockholm Ab Omx Stockholm Index Contracts (Sweden)	123	11/21/2025	3,586,327	42,019	42,019
OSE Nikkei 225 Index Contracts (Japan)	10	12/11/2025	3,404,711	543,657	543,657
OSE TOPIX Contracts (Japan)	16	12/11/2025	3,461,424	207,278	207,278
Sgx Derivatives Market Ftse China A50 Index Contracts (Singapore)	147	11/27/2025	2,241,897	(60,714)	(60,714)
Sgx Derivatives Market Msci Singapore Index Contracts (Singapore)	71	11/27/2025	2,433,397	(19,670)	(19,670)
TFEX SET50 Index Contracts (Thailand)	782	12/29/2025	4,108,576	158,908	158,908
TME S&P/TSX 60 Index Contracts (Canada)	14	12/18/2025	3,556,722	64,865	64,865

TOTAL EQUITY CONTRACTS					2,166,618

Interest Rate Contracts
ASX 10Y Australia Treasury Bond Contracts (Australia)	61	12/15/2025	4,534,536	(27,961)	(27,961)
CBOT 10Y US Treasury Notes Contracts (United States)	50	12/19/2025	5,636,719	2,348	2,348
CBOT US Treasury Long Bond Contracts (United States)	25	12/19/2025	2,935,156	(4,508)	(4,508)
CBOT US Treasury Ultra Bond Contracts (United States)	6	12/19/2025	728,438	(12,010)	(12,010)
CME 3M US SOFR Index Contracts (United States)	75	9/15/2026	18,120,000	(37,719)	(37,719)
CME 3M US SOFR Index Contracts (United States)	100	12/15/2026	24,201,250	(39,355)	(39,355)
CME 3M US SOFR Index Contracts (United States)	28	6/16/2026	6,748,350	(13,079)	(13,079)
Eurex Euro-BTP Contracts (Germany)	48	12/8/2025	6,718,382	93,338	93,338
Eurex Euro-Bund Contracts (Germany)	13	12/8/2025	1,938,838	(6,522)	(6,522)
Eurex Euro-OAT Contracts (Germany)	50	12/8/2025	7,064,016	32,954	32,954
ICE 3M SONIA Index Contracts (United States)	4	9/15/2026	1,268,706	126	126
ICE 3M SONIA Index Contracts (United States)	61	12/15/2026	19,358,782	3,982	3,982
ICE United Kingdom of Great Britain and Northern Ireland Contracts (United Kingdom)	1	12/29/2025	122,989	104	104
OSE 10Y Japan Treasury Bond Contracts (Japan)	21	12/15/2025	18,537,668	(85,511)	(85,511)
TME 10Y Canadian Bond Contacts (Canada)	68	12/18/2025	5,951,788	1,718	1,718
TME 3M CORRA Contracts (Canada)	193	9/15/2026	33,660,271	23,554	23,554
TME 3M CORRA Contracts (Canada)	166	12/15/2026	28,936,526	14,539	14,539
TME 3M CORRA Contracts (Canada)	236	6/16/2026	41,159,709	18,729	18,729
TME 3M CORRA Contracts (Canada)	295	3/17/2026	51,415,458	18,701	18,701

TOTAL INTEREST RATE CONTRACTS					(16,572)

TOTAL PURCHASED					2,450,668

Sold

Commodity Contracts
CBOT Corn Contracts (United States)	77	12/12/2025	1,661,275	(50,556)	(50,556)
CBOT Corn Contracts (United States)	47	3/13/2026	1,043,400	(42,309)	(42,309)
CBOT Hard Red Winter Wheat Contracts (United States)	6	12/12/2025	157,350	10,656	10,656
CBOT Hard Red Winter Wheat Contracts (United States)	22	3/13/2026	590,425	(4,041)	(4,041)
CBOT Soybean Contracts (United States)	12	3/13/2026	674,250	(40,737)	(40,737)
CBOT Soybean Meal Contracts (United States)	22	3/13/2026	717,200	(75,349)	(75,349)
CBOT Soybean Meal Contracts (United States)	24	1/14/2026	776,400	(101,902)	(101,902)
CBOT Soybean Oil Contracts (United States)	13	1/14/2026	382,746	16,584	16,584
CBOT Wheat Contracts (United States)	1	12/12/2025	26,700	2,647	2,647
CBOT Wheat Contracts (United States)	22	3/13/2026	603,350	(18,936)	(18,936)
CME Copper Contracts (United States)	1	12/29/2025	127,225	(12,990)	(12,990)
CME Lean Hogs Contracts (United States)	340	12/12/2025	11,053,400	930,788	930,788
ICE Cocoa Contracts (United States)	30	12/15/2025	1,845,300	541,605	541,605
ICE Cocoa Contracts (United States)	5	3/16/2026	312,500	(1,575)	(1,575)
ICE Cotton No 2 Contracts (United States)	288	12/8/2025	9,437,760	190,507	190,507
ICE Sugar No 11 Contracts (United States)	52	2/27/2026	840,403	143,712	143,712
Ice Futures Europe Brent Crude Oil Contracts (United Kingdom)	4	3/31/2026	254,640	(1,307)	(1,307)
LME Aluminum Contracts (United Kingdom)	43	11/17/2025	3,094,420	(162,971)	(162,971)
LME Lead Contracts (United Kingdom)	37	11/17/2025	1,850,722	(7,520)	(7,520)
LME Nickel Contracts (United Kingdom)	12	11/17/2025	1,084,476	7,532	7,532
LME Zinc Contracts (United Kingdom)	31	11/17/2025	2,421,860	(132,260)	(132,260)
London Metal Exchange Aluminum Contracts (United Kingdom)	13	1/19/2026	938,087	(39,029)	(39,029)
London Metal Exchange Lead Contracts (United Kingdom)	23	1/19/2026	1,158,821	(11,538)	(11,538)
London Metal Exchange Nickel Contracts (United Kingdom)	9	1/19/2026	821,094	(4,013)	(4,013)
London Metal Exchange Zinc Contracts (United Kingdom)	7	1/19/2026	536,709	(16,093)	(16,093)
NYMEX Gasoline RBOB Contracts (United States)	1	12/31/2025	78,170	(1,405)	(1,405)
NYMEX Natural Gas Contracts (United States)	16	2/25/2026	601,760	(22,746)	(22,746)
NYMEX WTI Crude Contracts (United States)	4	2/20/2026	240,240	(4,970)	(4,970)

TOTAL COMMODITY CONTRACTS					1,091,784

Equity Contracts
Nse Ifsc Limited S&P Cnx Nifty Index Contracts (India)	27	11/25/2025	1,398,438	14,353	14,353
Sgx Derivatives Market Ftse Taiwan Ric Capped Price Return Twd Index Contracts (Singapore)	20	11/27/2025	1,853,400	(17,956)	(17,956)

TOTAL EQUITY CONTRACTS					(3,603)

Interest Rate Contracts
ASX 3Y Australia Treasury Bond Contracts (Australia)	103	12/15/2025	7,192,394	27,262	27,262
CBOT 2Y US Treasury Notes Contracts (United States)	116	12/31/2025	24,161,531	(1,439)	(1,439)
CBOT 5Y US Treasury Notes Contracts (United States)	16	12/31/2025	1,748,250	(2,576)	(2,576)
CME 3M US SOFR Index Contracts (United States)	43	3/17/2026	10,344,188	10,224	10,224
Eurex Euro-Bobl Contracts (Germany)	17	12/8/2025	2,317,311	(9,668)	(9,668)
Eurex Euro-Buxl Contracts (Germany)	5	12/8/2025	669,229	(12,996)	(12,996)
Eurex Euro-Schatz Contracts (Germany)	419	12/8/2025	51,715,394	5,808	5,808
ICE 3M EURIBOR Index Contracts (United States)	230	12/15/2025	64,928,631	22,354	22,354
ICE 3M EURIBOR Index Contracts (United States)	8	9/14/2026	2,260,577	(922)	(922)
ICE 3M EURIBOR Index Contracts (United States)	65	6/15/2026	18,366,253	(2,359)	(2,359)
ICE 3M EURIBOR Index Contracts (United States)	128	3/16/2026	36,152,637	8,553	8,553
ICE 3M SONIA Index Contracts (United States)	66	6/16/2026	20,907,634	(39,819)	(39,819)
ICE 3M SONIA Index Contracts (United States)	89	3/17/2026	28,133,707	(28,684)	(28,684)
KRX 10Y Korea Treasury Bond Contracts (South Korea)	11	12/16/2025	895,233	7,232	7,232
KRX 3Y Korea Treasury Bond Contracts (South Korea)	193	12/16/2025	14,373,116	49,989	49,989

TOTAL INTEREST RATE CONTRACTS					32,959

TOTAL SOLD					1,121,140

TOTAL FUTURES CONTRACTS					3,571,808
The notional amount of futures purchased as a percentage of Net Assets is 319.7%
The notional amount of futures sold as a percentage of Net Assets is 269.9%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

AUD	1,272,000	USD	832,468	Bank of America NA	12/17/2025	200
AUD	7,277,000	USD	4,833,642	JPMorgan Chase Bank NA	12/17/2025	(70,022)
BRL	30,058,000	USD	5,424,163	Bank of America NA	1/5/2026	82,266
BRL	3,656,000	USD	666,545	JPMorgan Chase Bank NA	1/5/2026	3,210
CAD	18,991,000	USD	13,787,902	Bank of America NA	12/17/2025	(216,699)
CAD	1,884,000	USD	1,356,492	Bank of America NA	12/17/2025	(10,162)
CAD	1,397,000	USD	1,012,778	State Street Bank & Trust Co	12/17/2025	(14,465)
CAD	2,534,000	USD	1,837,902	State Street Bank & Trust Co	12/17/2025	(27,074)
CHF	420,000	USD	532,013	State Street Bank & Trust Co	12/17/2025	(7,403)
CLP	1,545,980,000	USD	1,606,564	BNP Paribas SA	12/17/2025	33,905
CNH	3,957,000	USD	559,762	Bank of America NA	12/17/2025	(2,592)
CNH	3,612,000	USD	510,449	Brown Brothers Harriman & Co.	12/17/2025	(1,857)
CNH	4,254,000	USD	602,313	HSBC Bank USA NA	12/17/2025	(3,323)
CNH	3,942,000	USD	555,512	JPMorgan Chase Bank NA	12/17/2025	(454)
COP	21,858,646,000	USD	5,508,107	Bank of America NA	12/17/2025	128,254
COP	2,523,301,000	USD	639,782	JPMorgan Chase Bank NA	12/17/2025	10,864
CZK	56,263,000	USD	2,710,105	JPMorgan Chase Bank NA	12/17/2025	(42,176)
EUR	447,000	USD	531,215	Bank of America NA	12/17/2025	(14,697)
EUR	470,000	USD	550,591	Bank of America NA	12/17/2025	(7,497)
EUR	3,562,000	USD	4,199,469	JPMorgan Chase Bank NA	12/17/2025	(83,506)
GBP	455,000	USD	606,990	Bank of America NA	12/17/2025	(9,224)
GBP	1,712,000	USD	2,261,496	Bank of America NA	12/17/2025	(12,320)
GBP	1,367,000	USD	1,799,506	Bank of America NA	12/17/2025	(3,581)
GBP	961,000	USD	1,273,633	JPMorgan Chase Bank NA	12/17/2025	(11,099)
GBP	3,339,000	USD	4,526,344	JPMorgan Chase Bank NA	12/17/2025	(139,663)
GBP	411,000	USD	561,376	State Street Bank & Trust Co	12/17/2025	(21,416)
HUF	1,403,831,000	USD	4,165,093	JPMorgan Chase Bank NA	12/17/2025	(4,129)
IDR	58,246,456,000	USD	3,526,668	JPMorgan Chase Bank NA	12/17/2025	(25,707)
INR	418,818,000	USD	4,730,269	Royal Bank of Canada	12/17/2025	(22,669)
JPY	61,298,000	USD	420,134	JPMorgan Chase Bank NA	12/17/2025	(20,604)
KRW	431,972,000	USD	313,054	Royal Bank of Canada	12/17/2025	(10,209)
MXN	101,047,000	USD	5,380,478	Bank of America NA	12/17/2025	33,518
MXN	19,125,000	USD	1,024,958	JPMorgan Chase Bank NA	12/17/2025	(260)
NOK	12,977,000	USD	1,311,599	Royal Bank of Canada	12/17/2025	(30,529)
NZD	1,213,000	USD	701,351	Bank of America NA	12/17/2025	(5,915)
NZD	10,963,000	USD	6,553,966	Royal Bank of Canada	12/17/2025	(268,670)
NZD	2,357,000	USD	1,385,977	State Street Bank & Trust Co	12/17/2025	(34,664)
PEN	22,655,000	USD	6,496,616	Bank of America NA	12/17/2025	223,913
PEN	3,033,000	USD	865,829	JPMorgan Chase Bank NA	12/17/2025	33,900
PHP	264,279,000	USD	4,623,738	State Street Bank & Trust Co	12/17/2025	(126,684)
PLN	11,160,000	USD	3,066,198	JPMorgan Chase Bank NA	12/17/2025	(45,456)
RON	20,688,000	USD	4,816,807	Bank of America NA	12/17/2025	(137,769)
RON	3,363,000	USD	769,188	JPMorgan Chase Bank NA	12/17/2025	(8,573)
SEK	5,692,000	USD	608,615	HSBC Bank USA NA	12/17/2025	(7,893)
THB	80,037,000	USD	2,539,145	JPMorgan Chase Bank NA	12/17/2025	(60,954)
USD	789,609	AUD	1,186,000	BNP Paribas SA	12/17/2025	13,237
USD	638,225	AUD	973,000	Brown Brothers Harriman & Co.	12/17/2025	1,286
USD	555,760	AUD	846,000	Brown Brothers Harriman & Co.	12/17/2025	1,958
USD	547,352	AUD	829,000	JPMorgan Chase Bank NA	12/17/2025	4,678
USD	804,182	AUD	1,227,000	JPMorgan Chase Bank NA	12/17/2025	972
USD	586,498	AUD	877,000	State Street Bank & Trust Co	12/17/2025	12,402
USD	549,977	AUD	851,000	State Street Bank & Trust Co	12/17/2025	(7,099)
USD	709,256	CAD	972,000	Brown Brothers Harriman & Co.	12/17/2025	14,652
USD	796,624	CAD	1,111,000	Brown Brothers Harriman & Co.	12/17/2025	2,689
USD	649,704	CAD	902,000	Brown Brothers Harriman & Co.	12/17/2025	5,123
USD	686,168	CAD	954,000	Brown Brothers Harriman & Co.	12/17/2025	4,427
USD	680,395	CAD	953,000	JPMorgan Chase Bank NA	12/17/2025	(631)
USD	597,474	CAD	836,000	JPMorgan Chase Bank NA	12/17/2025	58
USD	562,762	CAD	785,000	JPMorgan Chase Bank NA	12/17/2025	1,792
USD	598,457	CAD	837,000	Royal Bank of Canada	12/17/2025	326
USD	2,728,697	CAD	3,751,000	State Street Bank & Trust Co	12/17/2025	48,186
USD	673,945	CAD	942,000	State Street Bank & Trust Co	12/17/2025	780
USD	1,706,094	CAD	2,369,000	State Street Bank & Trust Co	12/17/2025	13,177
USD	585,524	CAD	819,000	State Street Bank & Trust Co	12/17/2025	257
USD	542,793	CHF	430,000	Brown Brothers Harriman & Co.	12/17/2025	5,692
USD	649,324	CHF	519,000	Brown Brothers Harriman & Co.	12/17/2025	1,055
USD	167,526	CHF	132,000	Royal Bank of Canada	12/17/2025	2,648
USD	863,326	CHF	678,000	State Street Bank & Trust Co	12/17/2025	16,454
USD	668,182	CHF	529,000	State Street Bank & Trust Co	12/17/2025	7,422
USD	670,633	CHF	533,000	State Street Bank & Trust Co	12/17/2025	4,877
USD	611,484	CHF	489,000	State Street Bank & Trust Co	12/17/2025	687
USD	659,204	CNH	4,678,000	BNP Paribas SA	12/17/2025	513
USD	3,052,087	CNH	21,579,000	Bank of America NA	12/17/2025	13,630
USD	531,805	CNH	3,777,000	Bank of America NA	12/17/2025	(20)
USD	517,517	CNH	3,683,000	Brown Brothers Harriman & Co.	12/17/2025	(1,072)
USD	1,401,116	CNH	9,881,000	Royal Bank of Canada	12/17/2025	9,810
USD	684,279	COP	2,688,532,000	Bank of America NA	12/17/2025	(8,972)
USD	659,351	EUR	568,000	BNP Paribas SA	12/17/2025	3,016
USD	567,973	EUR	477,000	Bank of America NA	12/17/2025	16,789
USD	575,093	EUR	491,000	Brown Brothers Harriman & Co.	12/17/2025	7,732
USD	512,975	EUR	435,000	JPMorgan Chase Bank NA	12/17/2025	10,324
USD	547,272	EUR	469,000	State Street Bank & Trust Co	12/17/2025	5,333
USD	511,044	EUR	440,000	State Street Bank & Trust Co	12/17/2025	2,615
USD	532,805	GBP	390,000	Brown Brothers Harriman & Co.	12/17/2025	20,434
USD	598,601	GBP	449,000	Brown Brothers Harriman & Co.	12/17/2025	8,717
USD	672,897	GBP	501,000	Brown Brothers Harriman & Co.	12/17/2025	14,697
USD	619,626	GBP	465,000	Brown Brothers Harriman & Co.	12/17/2025	8,722
USD	582,351	GBP	433,000	Brown Brothers Harriman & Co.	12/17/2025	13,488
USD	549,271	GBP	412,000	JPMorgan Chase Bank NA	12/17/2025	7,997
USD	940,643	GBP	701,000	JPMorgan Chase Bank NA	12/17/2025	19,689
USD	706,000	IDR	11,659,583,000	Bank of America NA	12/17/2025	5,189
USD	507,922	IDR	8,428,960,000	Bank of America NA	12/17/2025	1,291
USD	608,936	IDR	10,189,333,000	Bank of America NA	12/17/2025	(3,504)
USD	514,654	IDR	8,576,716,000	Bank of America NA	12/17/2025	(858)
USD	564,957	IDR	9,409,926,000	Bank of America NA	12/17/2025	(636)
USD	551,957	IDR	9,204,979,000	JPMorgan Chase Bank NA	12/17/2025	(1,318)
USD	269,401	ILS	894,000	Bank of America NA	12/17/2025	(4,981)
USD	1,271,289	INR	112,223,000	Bank of America NA	12/17/2025	9,879
USD	516,879	INR	46,041,000	JPMorgan Chase Bank NA	12/17/2025	(631)
USD	604,802	JPY	87,675,000	Bank of America NA	12/17/2025	33,351
USD	545,771	JPY	82,773,000	State Street Bank & Trust Co	12/17/2025	6,271
USD	538,741	JPY	79,036,000	State Street Bank & Trust Co	12/17/2025	23,598
USD	509,134	KRW	723,530,000	Bank of America NA	12/17/2025	1,884
USD	561,212	KRW	797,482,000	Bank of America NA	12/17/2025	2,116
USD	571,043	KRW	810,596,000	Bank of America NA	12/17/2025	2,753
USD	557,014	KRW	777,480,000	Bank of America NA	12/17/2025	11,941
USD	525,373	NOK	5,353,000	Bank of America NA	12/17/2025	(3,067)
USD	549,669	NOK	5,437,000	Bank of America NA	12/17/2025	12,936
USD	622,231	NOK	6,253,000	Bank of America NA	12/17/2025	4,944
USD	560,524	NOK	5,640,000	Bank of America NA	12/17/2025	3,752
USD	561,172	NZD	972,000	Bank of America NA	12/17/2025	3,906
USD	645,062	NZD	1,124,000	Brown Brothers Harriman & Co.	12/17/2025	652
USD	577,296	NZD	1,003,000	JPMorgan Chase Bank NA	12/17/2025	2,257
USD	567,916	NZD	952,000	State Street Bank & Trust Co	12/17/2025	22,116
USD	556,968	NZD	961,000	State Street Bank & Trust Co	12/17/2025	6,008
USD	659,104	PEN	2,266,000	State Street Bank & Trust Co	12/17/2025	(13,097)
USD	566,712	PHP	33,334,000	Bank of America NA	12/17/2025	(510)
USD	590,430	PHP	34,304,000	Bank of America NA	12/17/2025	6,703
USD	665,744	PHP	38,946,000	Bank of America NA	12/17/2025	3,026
USD	608,154	PHP	35,473,000	JPMorgan Chase Bank NA	12/17/2025	4,534
USD	541,771	PHP	31,634,000	State Street Bank & Trust Co	12/17/2025	3,477
USD	523,703	RON	2,301,000	Bank of America NA	12/17/2025	3,282
USD	518,602	SEK	4,925,000	Bank of America NA	12/17/2025	(1,173)
USD	558,590	SEK	5,251,000	Bank of America NA	12/17/2025	4,410
USD	770,900	SEK	7,256,000	Bank of America NA	12/17/2025	5,116
USD	581,152	SEK	5,445,000	Brown Brothers Harriman & Co.	12/17/2025	6,497
USD	548,396	SEK	5,122,000	JPMorgan Chase Bank NA	12/17/2025	7,831
USD	3,016,868	SEK	27,956,000	JPMorgan Chase Bank NA	12/17/2025	66,449
USD	578,068	SGD	747,000	Bank of America NA	12/17/2025	2,245
USD	514,737	SGD	664,000	Bank of America NA	12/17/2025	2,895
USD	1,262,568	SGD	1,623,000	Brown Brothers Harriman & Co.	12/17/2025	11,484
USD	1,054,388	SGD	1,336,000	Brown Brothers Harriman & Co.	12/17/2025	24,537
USD	560,610	SGD	718,000	Brown Brothers Harriman & Co.	12/17/2025	7,142
USD	1,885,080	SGD	2,397,000	Royal Bank of Canada	12/17/2025	37,361
USD	505,893	SGD	655,000	State Street Bank & Trust Co	12/17/2025	989
USD	624,009	SGD	806,000	State Street Bank & Trust Co	12/17/2025	2,706
USD	521,325	THB	16,844,000	JPMorgan Chase Bank NA	12/17/2025	(217)
USD	531,044	THB	17,270,000	JPMorgan Chase Bank NA	12/17/2025	(3,688)
USD	943,408	TWD	28,123,000	Bank of America NA	12/17/2025	26,900
USD	511,697	TWD	15,617,000	Bank of America NA	12/17/2025	2,750
USD	525,180	TWD	16,081,000	Bank of America NA	12/17/2025	1,111
USD	533,158	TWD	16,184,000	Bank of America NA	12/17/2025	5,733
USD	2,733,927	TWD	81,728,000	State Street Bank & Trust Co	12/17/2025	70,469
ZAR	54,326,000	USD	3,086,102	State Street Bank & Trust Co	12/17/2025	37,904

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(182,623)
Unrealized Appreciation						1,378,766
Unrealized Depreciation						(1,561,389)

Credit Default Swaps
Underlying Reference	Rating(3)	Maturity Date	Clearinghouse / Counterparty(1)	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(4)(5)		Value ($)(3)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
iTraxx Europe Series 44 Index		12/20/2030	ICE	(1%)	Quarterly	EUR	47,237,000	(90,548)	0	(90,548)
5Y CDX EM CDSI Series 44 Index		12/20/2030	ICE	(1%)	Quarterly		10,499,000	(75,221)	0	(75,221)
5Y CDX NA IG Series 45 Index		12/20/2030	ICE	(1%)	Quarterly		56,792,000	(8,639)	0	(8,639)

TOTAL BUY PROTECTION								(174,408)	0	(174,408)
Sell Protection
iTraxx Crossover Series 44 Index	NR	12/20/2030	ICE	5%	Quarterly	EUR	11,658,000	73,496	0	73,496
5Y CDX NA HY Series 45 Index	NR	12/20/2030	ICE	5%	Quarterly		28,187,000	32,491	0	32,491

TOTAL SELL PROTECTION								105,987	0	105,987
TOTAL CREDIT DEFAULT SWAPS								(68,421)	0	(68,421)

(1)Swaps with Intercontinental Exchange (ICE) are centrally cleared swaps.

(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(3)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(4)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(5)Notional amount is stated in U.S. Dollars unless otherwise noted.

Total Return Swaps
Underlying Reference	Pay/ Receive Reference	Reference Payment Frequency	Financing Rate	Financing Frequency	Counterparty	Maturity Date	Units	Notional Amount	Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
iShares Core S&P 500 ETF	Pay	Monthly	U.S. SOFR Index plus 52.87 basis points	Monthly	Goldman Sachs International	12/1/2025	9,000	6,051,780	(96,984)	0	(96,984)
TOTAL RETURN SWAPS									(96,984)	0	(96,984)
Currency Abbreviations
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNH	-	Chinese Offshore Currency
COP	-	Colombian Peso
CZK	-	Czech Koruna
EUR	-	European Monetary Unit (Euro)
GBP	-	British Pound Sterling
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	Korean Won
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian New Sol
PHP	-	Philippines
PLN	-	Polish Zloty
RON	-	Romanian Leu
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
THB	-	Thai Baht
TWD	-	Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(c)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $4,266,898.
(d)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $1,571,491.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $9,344,407.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	61,548,932	49,505,189	170,155	(47)	-	12,043,696	12,041,287	0.0%
Total	-	61,548,932	49,505,189	170,155	(47)	-	12,043,696

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as movements in the underlying index  interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Commodity Risk - Commodity Risk is the risk that the value of a commodity will fluctuate as a result of changes in market prices.

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Consolidated Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

The Fund used futures contracts to manage its exposure to the commodities market.

Open futures contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Consolidated Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Consolidated Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Total Return Swaps: Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting payment obligation, the Fund will receive a payment from or make a payment to the counterparty. The Fund entered into total return swaps to manage its commodities market exposure.

Open swaps at period end are included in the Consolidated Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual shareholder report.

The fund's consolidated schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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